Business combinations - Acquisition of Levvel LLC - Narrative (Details) - Levvel LLC £ in Thousands	3 Months Ended
	Jun. 30, 2021	Apr. 01, 2021 GBP (£) employee
Disclosure of detailed information about business combination [line items]
Number of employees | employee		172
Initial cash consideration		£ 39,364
Cash in escrow		2,219
Fair value of deferred consideration		1,744
Contingent consideration payment period	18 months
Fair value of contingent consideration		£ 2,902
Contingent consideration, payout, in percentage		100.00%
Liabilities from share-based payment transactions		£ 8,300
Maximum
Disclosure of detailed information about business combination [line items]
Vesting period	4 years
Minimum
Disclosure of detailed information about business combination [line items]
Vesting period	3 years